Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000124381 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000124381 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000124381 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000124381 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124381 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000124381 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124381 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124381 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124381 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124381 | Booking Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000124381 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000124381 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124381 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000124381 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000124381 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000124381 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000124381 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000124381 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000124381 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000124381 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000124381 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000124382 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000124382 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000124382 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000124382 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124382 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000124382 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124382 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124382 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124382 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124382 | Booking Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000124382 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000124382 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124382 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000124382 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000124382 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000124382 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000124382 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000124382 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000124382 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000124382 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000124382 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144290 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000144290 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144290 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144290 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144290 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144290 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144290 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144290 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144290 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144290 | Booking Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144290 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000144290 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144290 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144290 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144290 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000144290 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000144290 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000144290 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000144290 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000144290 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000144290 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000124383 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000124383 | Teekay Tankers Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124383 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124383 | SSR Mining, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124383 | Bloom Energy Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124383 | Argan, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124383 | Perdoceo Education Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124383 | Alkermes plc,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124383 | Catalyst Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124383 | Fabrinet,
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124383 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000124383 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000124383 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000124383 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000124383 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000124383 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000124383 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000124383 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000124383 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000124383 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000124383 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000124384 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000124384 | Teekay Tankers Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124384 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124384 | SSR Mining, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124384 | Bloom Energy Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124384 | Argan, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124384 | Perdoceo Education Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124384 | Alkermes plc,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124384 | Catalyst Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124384 | Fabrinet,
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124384 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000124384 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000124384 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000124384 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000124384 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000124384 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000124384 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000124384 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000124384 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000124384 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000124384 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000144291 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000144291 | Teekay Tankers Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000144291 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144291 | SSR Mining, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144291 | Bloom Energy Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144291 | Argan, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144291 | Perdoceo Education Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144291 | Alkermes plc,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144291 | Catalyst Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144291 | Fabrinet,
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000144291 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144291 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144291 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144291 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000144291 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144291 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000144291 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000144291 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000144291 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000144291 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000144291 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000124385 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000124385 | Novartis AG (Registered),
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000124385 | ASML Holding NV,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000124385 | Roche Holding AG,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124385 | BHP Group Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124385 | ABB Ltd. (Registered),
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124385 | Rolls-Royce Holdings plc,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124385 | Centrica plc,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000124385 | Orange SA,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000124385 | Repsol SA,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000124385 | Others country
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000124385 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000124385 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000124385 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124385 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000124385 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000124385 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000124385 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000124385 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000124385 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000124385 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000124385 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000124385 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000124385 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000124385 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000124385 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000124385 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000124385 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000124385 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124385 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000124385 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000124385 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000124386 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000124386 | Novartis AG (Registered),
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000124386 | ASML Holding NV,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000124386 | Roche Holding AG,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124386 | BHP Group Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124386 | ABB Ltd. (Registered),
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124386 | Rolls-Royce Holdings plc,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124386 | Centrica plc,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000124386 | Orange SA,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000124386 | Repsol SA,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000124386 | Others country
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000124386 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000124386 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000124386 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124386 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000124386 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000124386 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000124386 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000124386 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000124386 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000124386 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000124386 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000124386 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000124386 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000124386 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000124386 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000124386 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000124386 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000124386 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124386 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000124386 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000124386 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144292 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144292 | Novartis AG (Registered),
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144292 | ASML Holding NV,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144292 | Roche Holding AG,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144292 | BHP Group Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144292 | ABB Ltd. (Registered),
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144292 | Rolls-Royce Holdings plc,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144292 | Centrica plc,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144292 | Orange SA,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144292 | Repsol SA,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144292 | Others country
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000144292 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000144292 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000144292 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144292 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144292 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144292 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000144292 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000144292 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000144292 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000144292 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000144292 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000144292 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000144292 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000144292 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000144292 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000144292 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144292 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000144292 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144292 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144292 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144292 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000151790 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000151790 | Taiwan Semiconductor Manufacturing Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000151790 | Samsung Electronics Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000151790 | SK hynix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000151790 | Tencent Holdings Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000151790 | China Construction Bank Corp.,H
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151790 | Accton Technology Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000151790 | Alibaba Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000151790 | Sinotruk Hong Kong Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000151790 | Woori Financial Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000151790 | Others country
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000151790 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000151790 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000151790 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000151790 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000151790 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000151790 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000151790 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000151790 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000151790 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000151790 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000151790 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000151790 | China
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000151790 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000151790 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000151790 | India
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000151790 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000151790 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000151790 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000151790 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000151790 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151790 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000151791 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000151791 | Taiwan Semiconductor Manufacturing Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000151791 | Samsung Electronics Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000151791 | SK hynix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000151791 | Tencent Holdings Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000151791 | China Construction Bank Corp.,H
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151791 | Accton Technology Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000151791 | Alibaba Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000151791 | Sinotruk Hong Kong Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000151791 | Woori Financial Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000151791 | Others country
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000151791 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000151791 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000151791 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000151791 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000151791 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000151791 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000151791 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000151791 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000151791 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000151791 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000151791 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000151791 | China
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000151791 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000151791 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000151791 | India
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000151791 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000151791 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000151791 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000151791 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000151791 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151791 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000151792 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000151792 | Taiwan Semiconductor Manufacturing Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000151792 | Samsung Electronics Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000151792 | SK hynix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000151792 | Tencent Holdings Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000151792 | China Construction Bank Corp.,H
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151792 | Accton Technology Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000151792 | Alibaba Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000151792 | Sinotruk Hong Kong Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000151792 | Woori Financial Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000151792 | Others country
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000151792 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000151792 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000151792 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000151792 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000151792 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000151792 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000151792 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000151792 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000151792 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000151792 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000151792 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000151792 | China
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000151792 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000151792 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000151792 | India
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000151792 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000151792 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000151792 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000151792 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000151792 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151792 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076804 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000076804 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076804 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000076804 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000076804 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000076804 | Johnson & Johnson,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076804 | JPMorgan Chase & Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076804 | Lam Research Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076804 | GE Aerospace,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076804 | Walmart, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076804 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000076804 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076804 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076804 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076804 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000076804 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000076804 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000076804 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000076804 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000076804 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000076804 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000120475 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000120475 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000120475 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120475 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000120475 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000120475 | Johnson & Johnson,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000120475 | JPMorgan Chase & Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000120475 | Lam Research Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000120475 | GE Aerospace,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000120475 | Walmart, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000120475 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120475 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120475 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000120475 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120475 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000120475 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000120475 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000120475 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000120475 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000120475 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000120475 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144284 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000144284 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144284 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144284 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000144284 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144284 | Johnson & Johnson,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144284 | JPMorgan Chase & Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144284 | Lam Research Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144284 | GE Aerospace,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144284 | Walmart, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144284 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144284 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144284 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144284 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144284 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000144284 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000144284 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000144284 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000144284 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000144284 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000144284 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076805 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076805 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076805 | Bloom Energy Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076805 | Fabrinet,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000076805 | EchoStar Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076805 | Nextpower, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076805 | Sterling Infrastructure, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076805 | Hecla Mining Co.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076805 | Kratos Defense & Security Solutions, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076805 | TTM Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000076805 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076805 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000076805 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000076805 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076805 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000076805 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000076805 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000076805 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000076805 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000076805 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076805 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000120476 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000120476 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000120476 | Bloom Energy Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000120476 | Fabrinet,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120476 | EchoStar Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000120476 | Nextpower, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000120476 | Sterling Infrastructure, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000120476 | Hecla Mining Co.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000120476 | Kratos Defense & Security Solutions, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000120476 | TTM Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000120476 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120476 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000120476 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000120476 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000120476 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000120476 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000120476 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000120476 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000120476 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000120476 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120476 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144285 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144285 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144285 | Bloom Energy Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144285 | Fabrinet,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000144285 | EchoStar Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144285 | Nextpower, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144285 | Sterling Infrastructure, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144285 | Hecla Mining Co.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144285 | Kratos Defense & Security Solutions, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144285 | TTM Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000144285 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144285 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000144285 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144285 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144285 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000144285 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144285 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000144285 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000144285 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000144285 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000144285 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076806 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076806 | ASML Holding NV,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076806 | Rolls-Royce Holdings plc,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000076806 | HSBC Holdings plc,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076806 | Siemens Energy AG,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076806 | UniCredit SpA,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076806 | Shell plc,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076806 | Intesa Sanpaolo SpA,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076806 | Royal Bank of Canada,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076806 | AstraZeneca plc,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076806 | Others country
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000076806 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000076806 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000076806 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076806 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076806 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076806 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000076806 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076806 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000076806 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000076806 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000076806 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000076806 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000076806 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000076806 | Canada
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000076806 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000076806 | France
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000076806 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000076806 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076806 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000076806 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000076806 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120477 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000120477 | ASML Holding NV,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000120477 | Rolls-Royce Holdings plc,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120477 | HSBC Holdings plc,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000120477 | Siemens Energy AG,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000120477 | UniCredit SpA,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000120477 | Shell plc,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000120477 | Intesa Sanpaolo SpA,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000120477 | Royal Bank of Canada,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000120477 | AstraZeneca plc,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000120477 | Others country
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000120477 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000120477 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000120477 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120477 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120477 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000120477 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000120477 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120477 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000120477 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000120477 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000120477 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000120477 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000120477 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000120477 | Canada
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000120477 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000120477 | France
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000120477 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000120477 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000120477 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000120477 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000120477 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144286 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144286 | ASML Holding NV,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000144286 | Rolls-Royce Holdings plc,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144286 | HSBC Holdings plc,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144286 | Siemens Energy AG,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144286 | UniCredit SpA,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144286 | Shell plc,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144286 | Intesa Sanpaolo SpA,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144286 | Royal Bank of Canada,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144286 | AstraZeneca plc,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144286 | Others country
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000144286 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000144286 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000144286 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000144286 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144286 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144286 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000144286 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000144286 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000144286 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000144286 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144286 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000144286 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000144286 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000144286 | Canada
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000144286 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000144286 | France
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000144286 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000144286 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144286 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000144286 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144286 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000115554 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000115554 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000115554 | Johnson & Johnson,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115554 | United Therapeutics Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000115554 | Exxon Mobil Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000115554 | Kroger Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000115554 | AT&T, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000115554 | Adobe, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000115554 | Verizon Communications, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115554 | Costco Wholesale Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115554 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000115554 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000115554 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000115554 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000115554 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000115554 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000115554 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000115554 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000115554 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000115554 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000115554 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000115553 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000115553 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000115553 | Johnson & Johnson,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115553 | United Therapeutics Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000115553 | Exxon Mobil Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000115553 | Kroger Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000115553 | AT&T, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000115553 | Adobe, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000115553 | Verizon Communications, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115553 | Costco Wholesale Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115553 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000115553 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000115553 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000115553 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000115553 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000115553 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000115553 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000115553 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000115553 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000115553 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000115553 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145934 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145934 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000145934 | Johnson & Johnson,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145934 | United Therapeutics Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145934 | Exxon Mobil Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000145934 | Kroger Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000145934 | AT&T, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000145934 | Adobe, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000145934 | Verizon Communications, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145934 | Costco Wholesale Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145934 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000145934 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000145934 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000145934 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000145934 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000145934 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000145934 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000145934 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000145934 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000145934 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000145934 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000115556 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115556 | Dassault Aviation SA,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115556 | Hoya Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115556 | Obic Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115556 | Industria de Diseno Textil SA,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115556 | Wesfarmers Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115556 | United Overseas Bank Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115556 | Iberdrola SA,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115556 | Telstra Group Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115556 | Koninklijke Ahold Delhaize NV,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115556 | Others country
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000115556 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000115556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000115556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000115556 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000115556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000115556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000115556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000115556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000115556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000115556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000115556 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000115556 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000115556 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000115556 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000115556 | France
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000115556 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000115556 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000115556 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000115556 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115556 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000115556 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115555 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115555 | Dassault Aviation SA,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115555 | Hoya Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115555 | Obic Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115555 | Industria de Diseno Textil SA,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115555 | Wesfarmers Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115555 | United Overseas Bank Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115555 | Iberdrola SA,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115555 | Telstra Group Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115555 | Koninklijke Ahold Delhaize NV,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000115555 | Others country
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000115555 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000115555 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000115555 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000115555 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000115555 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000115555 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000115555 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000115555 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000115555 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000115555 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000115555 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000115555 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000115555 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000115555 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000115555 | France
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000115555 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000115555 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000115555 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000115555 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115555 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000115555 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145935 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145935 | Dassault Aviation SA,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145935 | Hoya Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145935 | Obic Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145935 | Industria de Diseno Textil SA,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145935 | Wesfarmers Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145935 | United Overseas Bank Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145935 | Iberdrola SA,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145935 | Telstra Group Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145935 | Koninklijke Ahold Delhaize NV,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145935 | Others country
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000145935 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000145935 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000145935 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000145935 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000145935 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000145935 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000145935 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000145935 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000145935 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000145935 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000145935 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000145935 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000145935 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000145935 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000145935 | France
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000145935 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000145935 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000145935 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000145935 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000145935 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000145935 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000070950 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000070950 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070950 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000070950 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000070950 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070950 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000070950 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000070950 | Exxon Mobil Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000070950 | Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000070950 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000070950 | Others country
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000070950 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000070950 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000070950 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000070950 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000070950 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000070950 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000070950 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000070950 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000070950 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000070950 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000070950 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000070950 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000070950 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000070950 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000070950 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070950 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000070950 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000070950 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000070950 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000070950 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000070950 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000070949 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000070949 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070949 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000070949 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000070949 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070949 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000070949 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000070949 | Exxon Mobil Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000070949 | Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000070949 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000070949 | Others country
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000070949 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000070949 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000070949 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000070949 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000070949 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000070949 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000070949 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000070949 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000070949 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000070949 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000070949 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000070949 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000070949 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000070949 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000070949 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070949 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000070949 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000070949 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000070949 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000070949 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000070949 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000135923 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000135923 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000135923 | Limited Purpose Cash Investment Fund,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135923 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135923 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000135923 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135923 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135923 | Exxon Mobil Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135923 | Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135923 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135923 | Others country
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000135923 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135923 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000135923 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135923 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000135923 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000135923 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000135923 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000135923 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000135923 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000135923 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000135923 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000135923 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000135923 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135923 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000135923 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000135923 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000135923 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135923 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135923 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000135923 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000135923 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.20%